Expense Example, No Redemption - Kotak India Equity Fund - Class C, Kotak India Equity Fund	Sep. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	$ 2,293